Investment Objectives and Goals	Jun. 21, 2024
Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack Conservative Portfolio™